Shareholder Report, Holdings (Details) - C000219897	Oct. 31, 2024
HDFC Bank8253680
Holdings [Line Items]
Percent of Total Investments	20.40%
ICICI Bank8253684
Holdings [Line Items]
Percent of Total Investments	19.90%
Axis Bank8253671
Holdings [Line Items]
Percent of Total Investments	8.30%
State Bank of India8253707
Holdings [Line Items]
Percent of Total Investments	4.90%
HDFC Life Insurance8253682
Holdings [Line Items]
Percent of Total Investments	4.70%
Kotak Mahindra Bank8253690
Holdings [Line Items]
Percent of Total Investments	4.50%
Shriram Finance8253706
Holdings [Line Items]
Percent of Total Investments	4.40%
Bajaj Finance8253673
Holdings [Line Items]
Percent of Total Investments	4.40%
Bajaj Finserv8253675
Holdings [Line Items]
Percent of Total Investments	4.30%
SBI Life Insurance8253704
Holdings [Line Items]
Percent of Total Investments	4.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	104.00%